PRUDENTIAL WORLD FUND, INC.

Strategic Partners International Value Fund (the “Fund”)

Supplement dated June 11, 2007 to the

Prospectus and Statement of Additional Information (SAI) dated December 29, 2006

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On or about July 2, 2007, as approved by the Board of Directors of Prudential World Fund, Inc., the Fund’s name is changed to “Dryden International Value Fund.”

Thereafter, all references to “Strategic Partners International Value Fund” in either the Prospectus or SAI shall be to “Dryden International Value Fund.”

LR00167